Tridan Corp.
Schedule of Investments
July 31,2022			Federal

	Principal	Amortized	Tax	Fair	Unrealized
N.Y.S. Dormitory Authority Revs	Amount	Cost	Cost	Value	Gain (Loss)
Non St
5.0% due October 01, 2029	$ 1,090,000	$ 1,256,313	$ 1,256,313	$ 1,231,613	(24,700)
Long Island N.Y. Power Autho Elec
5.0% due September 01, 2034	1,000,000	1,152,552	1,152,552	1,128,540	(24,012)
Liberty Dev Corp NY Rev Ref

5.25% due October 1, 2035	515,000	603,386	603,386	601,510	(1,876)
Met Transportation Authority

NY Revenue Transportation Climate Bond A 2 Agm Credit
5.0% due November 15, 2027	300,000	325,737	325,737	325,782	45
New York New York City Transitional Future

Tax Secured Subordinated Series E 1
(Par Call February 1, 2026)
5.25% due February 1, 2031	1,000,000	1,094,324	1,094,324	1,093,480	(844)
NY St Urban Development Corporation Revenue

Revenue St Personal Income Tax Series A
5.0% due March 15, 2031	750,000	826,463	826,463	836,573	10,110
NYS Dormitory Authority Revenues

Non School Dists Bond Financing Program Series A
(Par Call October 1, 2026)
5.0% due October 1, 2033	1,000,000	1,078,736	1,078,736	1,105,880	27,144
New York St Dormitory Authority Sales Tax

Revenue St Supporteducation Debt Series C
5.0% due March 15, 2035	1,250,000	1,384,794	1,384,794	1,394,538	9,744
Triborough Bridge And Tunnel Authority N

General Mta Bridges And Tunnels
5.0% due November 15, 2035	1,015,000	1,112,068	1,112,068	1,126,021	13,953
Erie County NY Fiscal

Stability Sales Tax And St Aid Secured Series A
5.0% due June 15, 2024	165,000	175,114	175,114	175,210	96
Metropolitan Transportation Authority New York

Refunding Transportation Climate Bond Cerified
5.0% due November 15, 2027	1,250,000	1,412,353	1,412,353	1,376,163	(36,190)
Erie County NY Fiscal

Stability Sales Tax And St Aid Secured Series A
(Par Call June 15, 2027)
5.0% due June 15, 2029	1,000,000	1,121,071	1,121,071	1,134,050	12,979
Saratoga County NY

Refunding Public Improvement
5.00% due July 15, 2023	100,000	106,959	106,959	103,339	(3,620)

Brookhaven New York Refunding

5.00% due March 15, 2025	500,000	539,290	539,290	542,650	3,360
Erie County New York Industrial Development Agency

School Refunding City School District Buffalo Project
5.00% due May 01, 2025	750,000	828,071	828,071	813,660	(14,411)
New York New York City Trust Cultural

Museum Modern Art Series 1 E
4.00% due April 01, 2026	500,000	537,704	537,704	536,280	(1,424)
New York St Environmental Facilities

Subordinated Revolving Fds Series A
5.00% due June 15, 2026	1,300,000	1,416,792	1,416,792	1,457,313	40,521
Utility Debt Securitization Restructuring Series A

5.00% due December 15, 2026	500,000	527,895	527,895	538,285	10,390
Rhinebeck NY Central School District

Refunding Series B
(Par Call June 15, 2023)
4.0% due June 15, 2025	535,000	540,719	540,719	545,438	4,719
Greece NY Central School District

Refunding Series B
(Par Call December 15, 2022 @100)
5.0% due December 15, 2023	500,000	505,664	505,664	506,315	651
Triboro NY Bridge & Tunnel

4.0% due May 15, 2035	500,000	599,024	599,024	519,260	(79,764)
N.Y.S. Dormitory Authority

St Personal Income Tax Revenue Refunding Education Series B
5.5% due March 15, 2026	200,000	218,240	218,240	225,772	7,532
Syracuse NY REF-SER B LTD Tax

4.0% due June 1, 2032	1,060,000	1,304,727	1,304,727	1,199,941	(104,786)
NY ST Dorm Auth Revenues

5.0% due July 1, 2034	600,000	691,110	691,110	662,052	(29,058)
Port Authority of New York and New Jersey

Consolidated Eighty Fifth Series
5.375% due March 1, 2028	125,000	126,085	126,085	137,694	11,609
Battery Park City Authority New York

Revenue Senior Series A
5.0% due January 15, 2029	140,000	140,957	140,957	145,985	5,028
Connetquot Central School District New York

District Refunding
5.0% due January 15, 2024	400,000	407,810	407,810	419,796	11,986
Syosset New York Central School District

Refunding Series B
5.0% due December 15, 2022	735,000	746,994	746,994	744,753	(2,241)
New York New York City Transitional Future Tax

Subordinated Subordinated Series C 1
5.0% due November 1, 2026	550,000	552,035	552,035	554,097	2,062
Utility Debt Securitization Restructuring Series E

5.0% due December 15, 2028	500,000	506,446	506,446	521,880	15,434
Western Nassau County New York Water Series A

(Par call April 01, 2025 @ 100)
5.0% due April 01, 2028	100,000	104,915	104,915	107,874	2,959
Tompkins County New York Refunding

Public Improvement Series B
(Par call December 15, 2024 @ 100)
5.0% due December 15, 2027	500,000	528,509	528,509	538,890	10,381
Gates Chili New York Central School

District Refunding
(Par call June 15, 2025 @ 100)
5.0% due June 15, 2027	200,000	214,281	214,281	218,538	4,257
Mattituck Cutchogue New York Union Refunding Series A

(Par call July 15, 2025 @ 100)
5.0% due July 15, 2027	365,000	389,765	389,765	398,511	8,746
Halfmoon New York Refunding Public Improvement

(Par call June 15, 2025 @ 100)
5.0% due June 15, 2027	280,000	298,590	298,590	305,872	7,282
Putnam County New York Refunding Public Improvement

(Par call January 01, 2026 @ 100)
5.0% due January 01, 2027	135,000	146,027	146,027	149,612	3,585
Mattituck Cutchogue New York Union Refunding Series A

(Par call July 15, 2025 @ 100)
5.0% due July 15, 2026	280,000	299,910	299,910	306,471	6,561
Build Nyc Resource Corporation New York

United Jewish Appeal Federation
(Par call July 01, 2024 @ 100)
5.0% due July 01, 2025	320,000	335,076	335,076	340,045	4,969
Saratoga Springs New York Refunding

Public Improvement
(Par Call February 15, 2023 @ 100)
5.0% due February 15, 2025	225,000	230,590	230,590	229,277	(1,313)
Buffalo And Fort Erie New York

Public Bridge Refunding
5.0% due January 01, 2025	410,000	428,896	428,896	440,123	11,227
Bayport Blue Point New York

Union Free Refunding
5.0% due September 15, 2024	250,000	262,414	262,414	267,530	5,116
Rensselaer County New York

Refunding Public Improvement
5.0% due September 01, 2024	100,000	111,643	111,643	106,893	(4,750)
North Babylon NY UN Free School Dist

(Par call August 1, 2022 @ 100)
5.0% due August 01, 2023	250,000	250,047	250,047	250,640	593
Onondaga County New York Refunding

5.0% due March 15, 2024	285,000	294,457	294,457	300,458	6,001
Port WA Ny UN Freesch Dist

5.0% due August 1, 2034	1,000,000	1,175,847	1,175,847	1,186,470	10,623
IL ST REF-SER B Unltd tax

5.0% due March 1, 2031	125,000	131,240	131,240	139,861	8,621

Harrison New York Refunding Public Improvement

5.0% due December 15, 2023	100,000	108,402	108,402	104,780	(3,622)
St Lawrence County New York Refunding Public Improvement

5.0% due on May 15, 2026	105,000	111,712	111,712	114,026	2,314
Laurens New York Central School District Refunding

5.0% due June 15, 2028	305,000	315,965	315,965	319,747	3,782
New York St Dormitory Authority St Personal Income

Tax Revenue Refunding Education Series B
(Par Call March 15, 2018 @100)
5.5% due March 15, 2025	500,000	512,210	512,210	548,490	36,280
N.Y.S. Dormitory Authority Personal Income Tax

(Par Call August 15, 2026)
5.0% due February 15, 2033	500,000	564,587	564,587	548,690	(15,897)
NY NY Ref - Ser Unlimited Tax

5.0% due August 1, 2029	750,000	894,133	894,133	884,378	(9,755)
NY NY Ser D Sbserv Unltd Tax

5.0% due December 1, 2033	290,000	330,946	330,946	329,768	(1,178)
N.Y.S. Dormitory Authority Revenues

Ref Cornell University
5.0% due July 1, 2031	1,000,000	1,350,573	1,350,573	1,219,950	(130,623)
N.Y.S. Environmental FACS

5.0% due June 15, 2035	500,000	640,330	640,330	574,595	(65,735)

NY ST. Dorm Auth Rev	500,000	662,151	662,151	603,955
5.0 % due July 1, 2030					(58,196)

Util Debt Securitization Auth NY
(Par Call June 15, 2026)	100,000	115,079	115,079	109,701
5.0% due December 15, 2033					(5,378)

NY ST Environmental Clean
5.0% due June 15, 2031	400,000	514,800	514,800	467,200	(47,600)

Port Auth of NY and NJ Ref-SER
5.0% due December 1, 2035	1,000,000	1,116,612	1,116,612	1,167,980	51,368
Harrison NY LTD Tax

5.0% due July 1, 2030	290,000	338,851	338,851	350,526	11,675
Nassau County NY Interim

5.0% due November 15, 2031	500,000	676,486	676,486	610,103	(66,383)

	$31,495,000	$ 35,294,477	$ 35,294,477	$ 34,944,824	$ (349,653)